Segment Reporting - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 location	Dec. 31, 2025 segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Segment Reporting
Other operating revenue and expenses	€ (5,736)			€ (5,609)	€ (5,464)
Geographical information
Number of geographical segments		4	4
Intersegments
Segment Reporting
Other operating revenue and expenses					€ 7